(Losses) Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net income (loss) attributable to Golar LNG Ltd stockholders - basic and diluted	$ 15,317	$ (139,651)
Weighted average number of common shares outstanding, basic (in shares)	100,628	100,581
Weighted average number of common shares outstanding, basic and diluted (in shares)	100,728	100,581
Losses per share
Basic and diluted (in USD per share)	$ 0.15	$ (1.39)
Employee Stock Option
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Dilutive impact of share options (in shares)	100	0